Revenue and Sales-Type Leases - Cash Offer Program Revenue and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Sales-type Lease, Revenue	$ 304	$ 216,408
Sales-type Lease, Initial Direct Cost Expense, Commencement	$ 278	$ 217,609